Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Disclosure of reconciliation of basic and diluted earnings per share	The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2024	2023	2022
Net profit attributable to owners of the parent	million	€5,473	€18,596	€16,799
Weighted average number of shares outstanding	thousand	2,949,652	3,107,725	3,140,089
Basic earnings per share		€€1.86	€5.98	€5.35
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2024	2023	2022
Net profit attributable to owners of the parent	million	€5,473	€18,596	€16,799
Weighted average number of shares outstanding	thousand	2,949,652	3,107,725	3,140,089
Number of shares deployable for share-based compensation	thousand	26,168	24,733	23,870
Weighted average number of shares outstanding for diluted earnings per share	thousand	2,975,820	3,132,458	3,163,959
Diluted earnings per share		€€1.84	€5.94	€5.31